Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

British Virgin Islands Tax

Under the current British Virgins Islands laws, the Company is not subject to tax on income or capital gain.

Macau Tax

Macau enterprise income tax is calculated based on the Macau Enterprise Income Tax Law (the “Macau EIT Law”). Under the Macau EIT Law, when the net income is less than $74,663 (MOP 600,000), no tax is levied. When the income exceeds $74,663 (MOP 600,000), the income tax is calculated at 12% for the excess.

Hong Kong Tax

Epsium HK is incorporated in the Hong Kong and subject to the Hong Kong Enterprise Income Tax Law (the “HK EIT Law”). Under the HK EIT Law, when the net income is less than $256,312 (HKD 2,000,000), the income tax is calculated at 8.25%. When the income exceeds $256,312 (HKD 2,000,000), the income tax is calculated at 16.5% for the excess.

The following table summarizes income before income taxes and non-controlling interest allocation:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Epsium BVI	$(1,415,438)	$(699,020)	$(658,866)
Epsium HK	(7,710)	(5,157)	(9,194)
Media Icon	(642)	-	-
Luz	(72,551)	1,113,536	4,974,284
Total	$(1,496,341)	$409,359	$4,306,224

Significant components of the income tax provision were as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Current tax provision:
Epsium BVI	$–	$–	$–
Epsium HK	–	–	–
Media Icon	–	–	–
Luz	–	124,665	587,984

Deferred tax provision:
Epsium HK	–	–	–
Total	$–	$124,665	$587,984

For the years ended December 31, 2025, 2024 and 2023, management believes that the realization of the benefit arising from the losses of certain Hong Kong subsidiaries appears to be uncertain and may not be realizable in the near future. Therefore, 100% valuation allowances of $636, $425 and $759 have been provided against the deferred tax assets of these subsidiaries, respectively.

A reconciliation of the provision for income taxes determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Income before provision for taxes - Epsium BVI	$(1,415,438)	$(699,020)	$(658,866)
Income before provision for taxes - Epsium HK	(7,710)	(5,157)	(9,194)
Income before provision for taxes - Media Icon	(642)	-	-
Income before provision for taxes - Luz	(72,551)	1,113,536	4,974,284
Macau corporate income tax rate	12%	12%	12%
Income tax provision computed at Macau statutory corporate income tax rate	–	133,625	596,914
Reconciling items:
Income not subject to income tax	–	(8,960)	(8,930)
Uncertain tax positions	–	–	–
Income taxes provision	$–	$124,665	$587,984